Trustee Taxes and Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2013
Trustee Taxes and Accrued Expenses and Other Current Liabilities
Trustee Taxes and Accrued Expenses and Other Current Liabilities

Note 10. Trustee Taxes and Accrued Expenses and Other Current Liabilities

        Accrued expenses and other current liabilities consisted of the following at December 31 (in thousands):

	2013	2012
Barging transportation, product storage and other ancillary cost accruals	$24,022	$47,837
Employee compensation	12,735	13,716
Accrued interest	3,331	1,090
RIN and RVO deficiency	13,068	—
RIN loss on forward commitments	6,166	—
Other	6,641	9,889

Total	$65,963	$71,442

        Employee compensation consisted of bonuses, vacation and other salary accruals. Ancillary costs consisted of cost accruals related to product expediting and storage.

        In addition, the Partnership had trustee taxes payable of $80.2 million at December 31, 2013, which consisted of $55.4 million related to an ethanol credit and $24.8 million in various pass-through taxes collected from customers on behalf of taxing authorities. Trustee taxes payable at December 31, 2012 of $91.5 million consisted of $56.3 million related to an ethanol credit and $35.2 million in various pass-through taxes collected from customers on behalf of taxing authorities.